Equity - accumulated losses	6 Months Ended
Dec. 31, 2025
Equity - accumulated losses [Abstract]
Equity - accumulated losses
Note 20. Equity - accumulated losses
	31-Dec-25	30-Jun-25
	$'000	$'000

Accumulated losses at the beginning of the financial period	(69,906)	(60,352)
Loss after income tax expense for the period	(4,070)	(9,554)

Accumulated losses at the end of the financial period	(73,976)	(69,906)